Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ (182,505)	$ 5,280
Asian Equity Exchange Group Co LTD [Member]
Cash flows from operating activities
Net income (loss)	(182,505)	5,280
Adjustment to reconcile net income to net cash generated from (used in) operations:
Depreciation	907	$ 2,207
Amortization	261
Changes in operating assets and liabilities:
Prepayments	15,196	$ (23,298)
Other payables	35,904	69,466
Net cash generated from (used in) operating activities	(134,351)	$ 58,517
Cash flows from investing activities
Purchases of intangible asset	(5,223)
Purchases of property and equipment	(28,100)	$ (20,409)
Net cash used in investing activities	(33,323)	(20,409)
Cash flows from financing activities
Payments received from (made to) a director	14,284	$ (14,284)
Advances from a director	195,399
Net cash generated from (used in) financing activities	209,683	$ (14,284)
Effect of foreign exchange rate	3,641	(1,169)
Net change in cash and cash equivalents	45,650	$ 22,655
Cash and cash equivalents - beginning of period	22,655
Cash and cash equivalents - end of period	$ 68,305	$ 22,655
Supplemental Cash Flow
Cash paid for interest
Cash paid for income taxes